Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (2.6%)
*	EchoStar Corp. Class A	291,794	5,602
*	IAC Inc.	101,254	5,041
	Cable One Inc.	11,019	4,252
	John Wiley & Sons Inc. Class A	102,147	3,723
*	Lumen Technologies Inc.	2,444,266	3,153
	Telephone & Data Systems Inc.	119,431	2,376
	Scholastic Corp.	63,603	2,308
*	QuinStreet Inc.	126,329	2,225
*	Thryv Holdings Inc.	74,965	1,580
*	AMC Networks Inc. Class A	73,498	1,274
	Shutterstock Inc.	28,434	1,155
*	Gogo Inc.	79,564	842
*	TechTarget Inc.	26,192	792
*	Consolidated Communications Holdings Inc.	179,008	788
	ATN International Inc.	24,804	604
	Marcus Corp.	27,932	297
			36,012
Consumer Discretionary (12.7%)
	VF Corp.	800,548	10,631
	Academy Sports & Outdoors Inc.	179,611	10,362
	Advance Auto Parts Inc.	143,178	10,114
	Newell Brands Inc.	923,091	7,126
	Kohl's Corp.	268,183	6,005
*	Asbury Automotive Group Inc.	25,423	5,976
	Foot Locker Inc.	198,450	5,503
*	Topgolf Callaway Brands Corp.	344,222	5,387
	Phinia Inc.	113,086	5,062
*	Vista Outdoor Inc.	140,864	4,913
*	Sonos Inc.	300,017	4,740
*	Brinker International Inc.	62,146	4,389
	Dana Inc.	311,224	4,376
*	Hanesbrands Inc.	847,840	4,341
*	Victoria's Secret & Co.	187,585	4,275
*	Tri Pointe Homes Inc.	91,714	3,552
	Strategic Education Inc.	31,096	3,527
*	ODP Corp.	80,562	3,155
*	Sally Beauty Holdings Inc.	254,148	3,096
*	Fox Factory Holding Corp.	63,704	2,970
*	G-III Apparel Group Ltd.	98,589	2,964
*	National Vision Holdings Inc.	189,501	2,860
	Century Communities Inc.	33,584	2,835
	Caleres Inc.	80,852	2,804
	Wolverine World Wide Inc.	192,716	2,625
	Cracker Barrel Old Country Store Inc.	53,751	2,622
*	Leslie's Inc.	447,072	2,557
	LCI Industries	22,708	2,495
	Hibbett Inc.	28,520	2,469
	Cheesecake Factory Inc.	60,971	2,346
	Bloomin' Brands Inc.	107,278	2,339
*	Gentherm Inc.	42,919	2,315
*	American Axle & Manufacturing Holdings Inc.	283,716	2,168
	Sonic Automotive Inc. Class A	35,915	2,035
*	BJ's Restaurants Inc.	56,323	1,974
	Papa John's International Inc.	42,074	1,955
*	Dorman Products Inc.	21,231	1,953
	Winnebago Industries Inc.	31,090	1,929
	Sturm Ruger & Co. Inc.	42,942	1,908
*	LGI Homes Inc.	19,822	1,903
	La-Z-Boy Inc.	47,692	1,789
	Monro Inc.	72,469	1,714
	Shoe Carnival Inc.	43,372	1,637
	Perdoceo Education Corp.	70,056	1,576

		Shares	Market Value ($000)
	Upbound Group Inc.	47,472	1,558
*	MarineMax Inc.	49,174	1,401
	Standard Motor Products Inc.	45,370	1,393
*	Sabre Corp.	431,332	1,350
	Worthington Enterprises Inc.	22,862	1,304
	Designer Brands Inc. Class A	103,423	1,039
	Buckle Inc.	26,849	1,035
	Movado Group Inc.	37,719	1,000
	Ethan Allen Interiors Inc.	32,646	950
	Haverty Furniture Cos. Inc.	32,266	917
	Dine Brands Global Inc.	21,271	839
*	Mister Car Wash Inc.	118,658	834
	Golden Entertainment Inc.	20,129	609
*	Chuy's Holdings Inc.	17,870	477
			177,978
Consumer Staples (4.0%)
	PriceSmart Inc.	60,687	5,107
*	Central Garden & Pet Co. Class A	131,652	4,917
	Edgewell Personal Care Co.	120,906	4,665
*	TreeHouse Foods Inc.	121,967	4,429
*	Chefs' Warehouse Inc.	85,531	3,372
*	Simply Good Foods Co.	81,412	3,134
	WK Kellogg Co.	159,711	3,033
	Universal Corp.	59,537	2,855
	Energizer Holdings Inc.	87,353	2,500
	Vector Group Ltd.	176,077	1,932
	Fresh Del Monte Produce Inc.	81,592	1,906
	Andersons Inc.	35,856	1,877
	B&G Foods Inc.	190,497	1,817
*	United Natural Foods Inc.	143,986	1,729
*	Hain Celestial Group Inc.	217,699	1,668
	SpartanNash Co.	83,882	1,648
	Nu Skin Enterprises Inc. Class A	119,655	1,597
*	USANA Health Sciences Inc.	26,900	1,280
	MGP Ingredients Inc.	15,927	1,236
*	National Beverage Corp.	25,456	1,176
	Calavo Growers Inc.	43,115	1,163
	John B Sanfilippo & Son Inc.	10,237	1,032
*	Central Garden & Pet Co.	22,304	969
	Medifast Inc.	26,032	670
	Tootsie Roll Industries Inc.	16,824	492
			56,204
Energy (2.7%)
	Helmerich & Payne Inc.	110,087	4,190
*	Talos Energy Inc.	326,791	3,925
	Patterson-UTI Energy Inc.	350,173	3,859
	World Kinect Corp.	145,835	3,841
	Peabody Energy Corp.	146,666	3,634
*	US Silica Holdings Inc.	186,936	2,896
*	Green Plains Inc.	155,693	2,673
*	Bristow Group Inc. Class A	58,138	2,088
*	ProPetro Holding Corp.	205,510	1,969
*	Nabors Industries Ltd.	21,575	1,613
*	Dril-Quip Inc.	82,870	1,603
*	Vital Energy Inc.	31,215	1,525
	Comstock Resources Inc.	108,845	1,274
	Core Laboratories Inc.	63,308	1,186
	CVR Energy Inc.	31,755	885
			37,161
Financials (25.4%)
	Lincoln National Corp.	410,966	13,558
*	Mr Cooper Group Inc.	156,466	13,049
	Jackson Financial Inc. Class A	171,370	13,026
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	269,297	8,965
	Ameris Bancorp	156,714	7,828
	United Community Banks Inc.	288,213	7,396
	Fulton Financial Corp.	437,076	7,360
[1]	Blackstone Mortgage Trust Inc. Class A	417,379	7,279

		Shares	Market Value ($000)
	Atlantic Union Bankshares Corp.	216,492	7,064
*	Genworth Financial Inc. Class A	1,092,412	6,871
	First Hawaiian Inc.	309,075	6,283
[1]	Arbor Realty Trust Inc.	456,635	6,247
	Community Financial System Inc.	129,184	5,873
	CVB Financial Corp.	320,652	5,304
	Independent Bank Corp.	103,849	5,274
	Simmons First National Corp. Class A	303,227	5,270
	Radian Group Inc.	166,970	5,216
	BankUnited Inc.	180,158	5,169
	Pacific Premier Bancorp Inc.	232,317	5,167
	First Financial Bancorp	230,443	5,139
	Bread Financial Holdings Inc.	119,494	4,990
*	StoneX Group Inc.	65,735	4,935
	Seacoast Banking Corp. of Florida	204,294	4,836
	Banc of California Inc.	335,752	4,653
	WaFd Inc.	164,530	4,608
	Provident Financial Services Inc.	313,999	4,522
*	NCR Atleos Corp.	162,078	4,511
	Walker & Dunlop Inc.	46,177	4,433
*	Enova International Inc.	70,459	4,344
	Trustmark Corp.	147,924	4,312
	NBT Bancorp Inc.	114,040	4,240
	Moelis & Co. Class A	74,267	4,204
	Stewart Information Services Corp.	66,290	4,197
	Renasant Corp.	135,987	4,096
	Assured Guaranty Ltd.	52,649	4,092
	Independent Bank Group Inc.	86,988	4,005
	Piper Sandler Cos.	18,786	3,978
	ServisFirst Bancshares Inc.	64,076	3,960
	Banner Corp.	83,181	3,895
	Mercury General Corp.	64,376	3,594
	WSFS Financial Corp.	80,663	3,554
	Cathay General Bancorp	93,260	3,436
	Hilltop Holdings Inc.	112,042	3,427
	BGC Group Inc. Class A	393,536	3,412
	Horace Mann Educators Corp.	98,895	3,379
	Northwest Bancshares Inc.	307,804	3,370
	National Bank Holdings Corp. Class A	91,533	3,338
	Bank of Hawaii Corp.	57,772	3,336
	Artisan Partners Asset Management Inc. Class A	73,134	3,220
	Ready Capital Corp.	383,577	3,184
	FB Financial Corp.	85,112	3,149
	First Bancorp	99,602	3,142
	Hope Bancorp Inc.	290,975	3,064
	Navient Corp.	198,774	2,996
	PennyMac Mortgage Investment Trust	209,813	2,870
	Park National Corp.	20,499	2,818
	Safety Insurance Group Inc.	35,835	2,772
	Veritex Holdings Inc.	131,653	2,686
	Employers Holdings Inc.	62,298	2,628
	Stellar Bancorp Inc.	113,628	2,567
	Franklin BSP Realty Trust Inc.	198,924	2,534
*	Encore Capital Group Inc.	57,020	2,523
	PJT Partners Inc. Class A	23,239	2,479
*	Axos Financial Inc.	45,393	2,445
*	NMI Holdings Inc. Class A	68,765	2,282
*	Payoneer Global Inc.	378,807	2,269
	Cohen & Steers Inc.	31,437	2,210
*	PRA Group Inc.	95,080	2,052
	Lakeland Financial Corp.	32,575	2,021
	Brookline Bancorp Inc.	215,319	1,862
	First Commonwealth Financial Corp.	133,203	1,800
*	ProAssurance Corp.	123,360	1,773
	Dime Community Bancshares Inc.	84,632	1,563
	Capitol Federal Financial Inc.	301,207	1,557
	Heritage Financial Corp.	84,559	1,533
	City Holding Co.	14,324	1,464
	Tompkins Financial Corp.	30,340	1,423
	S&T Bancorp Inc.	43,604	1,391

		Shares	Market Value ($000)
	Virtus Investment Partners Inc.	6,052	1,383
*,1	Trupanion Inc.	45,032	1,345
	KKR Real Estate Finance Trust Inc.	141,310	1,337
	Central Pacific Financial Corp.	65,571	1,330
*	EZCORP Inc. Class A	126,649	1,329
	Eagle Bancorp Inc.	72,511	1,307
	TrustCo Bank Corp.	46,124	1,282
	Westamerica Bancorp	25,208	1,231
	Apollo Commercial Real Estate Finance Inc.	120,488	1,217
	Berkshire Hills Bancorp Inc.	52,771	1,173
	AMERISAFE Inc.	26,496	1,161
	Hanmi Financial Corp.	73,164	1,153
	BancFirst Corp.	13,333	1,149
	United Fire Group Inc.	51,377	1,143
	Southside Bancshares Inc.	42,480	1,139
*	Green Dot Corp. Class A	109,026	1,080
[1]	B. Riley Financial Inc.	39,855	955
	Northfield Bancorp Inc.	94,584	838
	ARMOUR Residential REIT Inc.	36,514	706
	Brightsphere Investment Group Inc.	31,125	690
			354,220
Health Care (8.9%)
	Organon & Co.	619,134	13,206
	Select Medical Holdings Corp.	254,683	8,799
	Premier Inc. Class A	290,179	5,490
*	Fortrea Holdings Inc.	215,110	5,462
*	ICU Medical Inc.	49,102	5,222
	Patterson Cos. Inc.	199,869	4,915
*	Merit Medical Systems Inc.	57,353	4,654
*	Tandem Diabetes Care Inc.	85,304	4,370
*	Prestige Consumer Healthcare Inc.	62,518	4,021
*	Omnicell Inc.	110,163	3,590
*	Pacira BioSciences Inc.	112,523	3,413
*	Alkermes plc	145,500	3,405
*	Ligand Pharmaceuticals Inc.	39,710	3,377
*	Owens & Minor Inc.	185,313	3,230
*	Inari Medical Inc.	53,396	2,670
*	Addus HomeCare Corp.	22,496	2,583
*	Myriad Genetics Inc.	109,413	2,490
*	AMN Healthcare Services Inc.	42,115	2,356
*	Corcept Therapeutics Inc.	76,934	2,321
*	Avanos Medical Inc.	112,521	2,240
*	Supernus Pharmaceuticals Inc.	79,439	2,154
*	Vir Biotechnology Inc.	208,114	2,137
*	STAAR Surgical Co.	46,091	1,914
*	AdaptHealth Corp. Class A	198,288	1,880
*	Certara Inc.	109,048	1,848
	National HealthCare Corp.	17,310	1,831
	Embecta Corp.	139,558	1,726
*	Xencor Inc.	70,830	1,683
	US Physical Therapy Inc.	16,349	1,677
*	Varex Imaging Corp.	98,403	1,520
*	Pediatrix Medical Group Inc.	200,741	1,467
*	Cytek Biosciences Inc.	239,701	1,350
*	Harmony Biosciences Holdings Inc.	45,273	1,331
*	Schrodinger Inc.	58,248	1,254
*	Cross Country Healthcare Inc.	79,929	1,209
	Mesa Laboratories Inc.	12,432	1,190
*	Arcus Biosciences Inc.	77,409	1,167
*	Enhabit Inc.	121,666	1,118
*	Innoviva Inc.	68,190	1,077
*	Artivion Inc.	43,316	1,022
*	Fulgent Genetics Inc.	48,745	1,007
*	Ironwood Pharmaceuticals Inc. Class A	143,189	902
	Phibro Animal Health Corp. Class A	49,305	869
*	REGENXBIO Inc.	55,913	802
	Simulations Plus Inc.	15,884	766
	HealthStream Inc.	27,020	737

		Shares	Market Value ($000)
*	BioLife Solutions Inc.	34,183	734
			124,186
Industrials (15.8%)
*	Alaska Air Group Inc.	305,432	12,834
*	Dycom Industries Inc.	71,068	12,789
	Air Lease Corp. Class A	197,582	9,413
	Hillenbrand Inc.	169,958	7,901
*	Resideo Technologies Inc.	353,920	7,645
*	Sunrun Inc.	527,842	7,633
	ABM Industries Inc.	152,291	7,199
	Hub Group Inc. Class A	151,152	6,522
*	Masterbrand Inc.	307,079	5,131
	Kennametal Inc.	191,998	4,944
	MillerKnoll Inc.	176,400	4,865
	Barnes Group Inc.	122,764	4,725
*	JetBlue Airways Corp.	807,423	4,514
*	OPENLANE Inc.	261,639	4,513
*	Hayward Holdings Inc.	305,473	4,426
*	CoreCivic Inc.	275,201	4,417
*	GEO Group Inc.	295,681	4,299
	Enpro Inc.	27,858	4,270
	Arcosa Inc.	48,433	4,258
	Greenbrier Cos. Inc.	75,323	4,162
*	Mercury Systems Inc.	126,551	3,917
*	DNOW Inc.	257,597	3,758
	Rush Enterprises Inc. Class A	82,071	3,704
	Korn Ferry	53,475	3,526
	Albany International Corp. Class A	39,311	3,448
	UniFirst Corp.	21,598	3,425
*	SkyWest Inc.	45,616	3,406
	Granite Construction Inc.	52,162	3,249
*	RXO Inc.	153,141	3,126
	Trinity Industries Inc.	99,190	3,120
	John Bean Technologies Corp.	30,867	2,949
*	NV5 Global Inc.	30,823	2,897
*	Triumph Group Inc.	186,255	2,628
	Brady Corp. Class A	37,983	2,593
	Wabash National Corp.	109,991	2,487
	Deluxe Corp.	105,919	2,408
	Interface Inc. Class A	140,466	2,263
	HNI Corp.	45,149	2,124
	Pitney Bowes Inc.	371,774	2,015
	Griffon Corp.	29,550	1,996
*	Healthcare Services Group Inc.	178,519	1,924
	Apogee Enterprises Inc.	29,436	1,912
	Allegiant Travel Co.	34,723	1,847
	Vestis Corp.	149,514	1,842
	Astec Industries Inc.	55,108	1,790
*	Enviri Corp.	193,433	1,712
	Enerpac Tool Group Corp. Class A	43,227	1,700
	Kelly Services Inc. Class A	77,171	1,678
	Heidrick & Struggles International Inc.	48,742	1,671
*	AAR Corp.	22,543	1,600
*	DXP Enterprises Inc.	32,142	1,597
	Lindsay Corp.	13,621	1,564
	CSG Systems International Inc.	34,941	1,508
*	American Woodmark Corp.	17,093	1,472
	Marten Transport Ltd.	74,234	1,314
	Forward Air Corp.	74,424	1,250
*	3D Systems Corp.	323,921	1,140
*	Titan International Inc.	123,270	1,019
*	Vicor Corp.	25,637	897
	Resources Connection Inc.	76,941	881
	Quanex Building Products Corp.	24,774	817
	Matthews International Corp. Class A	26,605	754
*,1	SunPower Corp.	205,779	687
*	Proto Labs Inc.	21,714	673
	Insteel Industries Inc.	17,257	567
	Heartland Express Inc.	49,308	558

		Shares	Market Value ($000)
*	Sun Country Airlines Holdings Inc.	51,603	546
	National Presto Industries Inc.	7,024	523
	TTEC Holdings Inc.	45,847	288
			221,230
Information Technology (10.2%)
*	Sanmina Corp.	135,122	9,261
*	DXC Technology Co.	443,001	6,889
*	Itron Inc.	56,211	6,045
*	Ultra Clean Holdings Inc.	108,615	5,037
*	TTM Technologies Inc.	247,736	4,608
*	Insight Enterprises Inc.	23,477	4,590
*	Envestnet Inc.	69,869	4,577
*	NCR Voyix Corp.	324,860	4,282
*	Plexus Corp.	37,463	4,126
*	SolarEdge Technologies Inc.	83,951	4,113
*	Viavi Solutions Inc.	538,946	4,053
	Xerox Holdings Corp.	273,890	3,851
	Benchmark Electronics Inc.	86,463	3,724
*	Box Inc. Class A	135,631	3,696
	Advanced Energy Industries Inc.	34,337	3,689
*	NetScout Systems Inc.	172,086	3,535
*	ACI Worldwide Inc.	97,473	3,510
*	Semtech Corp.	85,656	3,331
*	Diodes Inc.	43,407	3,218
*	Sprinklr Inc. Class A	286,548	3,212
*	Viasat Inc.	182,174	3,077
*	ScanSource Inc.	60,998	2,893
*	Ichor Holdings Ltd.	71,325	2,710
*	Calix Inc.	72,463	2,587
*	Perficient Inc.	32,875	2,438
	Kulicke & Soffa Industries Inc.	50,515	2,307
*	Knowles Corp.	127,019	2,225
*	Cohu Inc.	67,947	2,191
*	SiTime Corp.	17,788	2,167
*	Digi International Inc.	87,861	2,140
*	DigitalOcean Holdings Inc.	55,356	2,051
*	BlackLine Inc.	40,674	1,941
*	ePlus Inc.	25,106	1,879
	PC Connection Inc.	27,380	1,852
	Adeia Inc.	155,849	1,844
	CTS Corp.	33,198	1,758
*	Alpha & Omega Semiconductor Ltd.	55,499	1,627
*	Rogers Corp.	13,396	1,581
*	Harmonic Inc.	125,303	1,532
*	SMART Global Holdings Inc.	73,863	1,520
*	Extreme Networks Inc.	124,560	1,389
	A10 Networks Inc.	89,768	1,360
*	Photronics Inc.	45,549	1,246
*	MaxLinear Inc. Class A	68,682	1,220
*	Corsair Gaming Inc.	104,859	1,215
	Methode Electronics Inc.	86,056	1,014
	ADTRAN Holdings Inc.	171,063	949
*	N-able Inc.	60,253	804
*	CEVA Inc.	32,303	643
*	Xperi Inc.	52,057	459
*	Cerence Inc.	101,043	347
			142,313
Materials (5.4%)
	Sealed Air Corp.	209,937	8,160
	Sylvamo Corp.	85,560	6,102
	HB Fuller Co.	66,974	5,333
	Balchem Corp.	34,365	5,279
*	O-I Glass Inc.	374,851	4,757
	Sensient Technologies Corp.	58,322	4,530
	Stepan Co.	51,467	4,486
*	Ingevity Corp.	81,638	3,988
	Kaiser Aluminum Corp.	38,525	3,768
	Minerals Technologies Inc.	39,423	3,420
	Quaker Chemical Corp.	16,108	2,921

		Shares	Market Value ($000)
	Innospec Inc.	22,291	2,916
	Arch Resources Inc.	13,800	2,400
	Mativ Holdings Inc.	131,338	2,360
*	Century Aluminum Co.	125,352	2,298
	SunCoke Energy Inc.	203,064	2,142
*	Clearwater Paper Corp.	40,134	2,133
	AdvanSix Inc.	65,333	1,549
	Compass Minerals International Inc.	82,127	1,064
	Koppers Holdings Inc.	23,730	1,052
	Mercer International Inc.	106,143	1,008
*	Metallus Inc.	39,852	957
	Haynes International Inc.	13,416	789
	Worthington Steel Inc.	22,761	751
	Myers Industries Inc.	45,443	718
	Olympic Steel Inc.	12,047	628
			75,509
Real Estate (9.7%)
[1]	SL Green Realty Corp.	156,790	8,305
	Macerich Co.	523,187	7,911
[1]	Medical Properties Trust Inc.	1,450,933	7,777
	Highwoods Properties Inc.	256,067	6,650
	LXP Industrial Trust	709,054	6,027
	Douglas Emmett Inc.	403,858	5,634
*	Cushman & Wakefield plc	472,878	5,254
	Essential Properties Realty Trust Inc.	181,339	4,856
	Phillips Edison & Co. Inc.	144,772	4,624
	Acadia Realty Trust	247,732	4,271
	Pebblebrook Hotel Trust	291,832	4,129
	Retail Opportunity Investments Corp.	305,291	3,822
	Global Net Lease Inc.	473,284	3,540
	SITE Centers Corp.	231,157	3,333
	Innovative Industrial Properties Inc.	30,570	3,295
	Elme Communities	212,839	3,280
	JBG SMITH Properties	211,038	3,039
	Four Corners Property Trust Inc.	122,897	3,000
	CareTrust REIT Inc.	116,950	2,990
	Alexander & Baldwin Inc.	175,791	2,953
	Outfront Media Inc.	204,120	2,950
	Kennedy-Wilson Holdings Inc.	287,187	2,935
	Easterly Government Properties Inc. Class A	230,764	2,732
	American Assets Trust Inc.	118,093	2,569
	Centerspace	36,477	2,490
	Service Properties Trust	401,715	2,161
	Safehold Inc.	108,522	2,092
	Urban Edge Properties	116,882	2,072
	NexPoint Residential Trust Inc.	55,383	2,031
	LTC Properties Inc.	57,184	1,967
	Brandywine Realty Trust	417,186	1,923
	Getty Realty Corp.	67,838	1,873
	Veris Residential Inc.	116,616	1,783
	Xenia Hotels & Resorts Inc.	104,422	1,513
	Hudson Pacific Properties Inc.	306,978	1,507
	Marcus & Millichap Inc.	33,982	1,099
*	Anywhere Real Estate Inc.	267,437	1,089
	Armada Hoffler Properties Inc.	92,791	1,052
	Chatham Lodging Trust	118,352	1,001
	Uniti Group Inc.	277,610	877
	Community Healthcare Trust Inc.	35,115	824
	Summit Hotel Properties Inc.	127,042	778
	Whitestone REIT	57,731	753
	Universal Health Realty Income Trust	15,809	594
	Saul Centers Inc.	16,007	583
			135,938
Utilities (2.6%)
	Avista Corp.	187,407	6,930
	Clearway Energy Inc. Class C	232,103	6,499
	California Water Service Group	83,872	4,184
	Northwest Natural Holding Co.	89,095	3,334
	Chesapeake Utilities Corp.	29,639	3,320

			Shares	Market Value ($000)
		MGE Energy Inc.	39,430	3,159
		American States Water Co.	42,127	3,100
		SJW Group	40,187	2,199
		Middlesex Water Co.	23,306	1,256
		Clearway Energy Inc. Class A	48,026	1,233
		Unitil Corp.	21,441	1,147
				36,361
Total Common Stocks (Cost $1,402,613)				1,397,112
		Coupon
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $18,474)	5.397%	184,778	18,476
Total Investments (101.3%) (Cost $1,421,087)				1,415,588
Other Assets and Liabilities—Net (-1.3%)				(18,097)
Net Assets (100%)				1,397,491
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,338,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,471,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	3	311	—

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.